Tradr 2X Long NVTS Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$9,663,757
TOTAL NET ASSETS — 100.0%	$9,663,757

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Navitas Semiconductor Corporation	Receive	32.65% (OBFR01* + 2900bps)	At Maturity	10/13/2026	$255,488	$-	$9,340,623
Marex	Navitas Semiconductor Corporation	Receive	8.15% (OBFR01* + 450bps)	At Maturity	11/9/2026	20,538,355	-	(2,237,111)
TOTAL EQUITY SWAP CONTRACTS								$7,103,512

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.